DUE FROM RELATED PARTY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Sales of finished goods	$ 6,196,280	$ 3,411,806
Suzhou Tongsheng Dual Metal Material Co Ltd [Member]
Related Party Transaction [Line Items]
Sales of finished goods	3,554,265	3,228,051
Shenzhen Tofa Complex Metal Material Co Ltd [Member]
Related Party Transaction [Line Items]
Sales of finished goods	2,642,015	183,755
Purchases of raw materials	$ 3,963,621	$ 1,972,516